Corporate Information and description of business	12 Months Ended
Dec. 31, 2023
Corporate Information and description of business
Corporate Information and description of business
1.	Corporate information and description of business

QIWI plc (hereinafter “the Company”) was registered on February 26, 2007 as a limited liability company OE Investments in Cyprus under the Cyprus Companies Law, Cap. 113. The registered office of the Company is Kennedy 12, Kennedy Business Centre, 2nd Floor, P.C.1087, Nicosia, Cyprus. On September 13, 2010 the directors of the Company resolved to change the name of the Company from OE Investments Limited to QIWI Limited. On February 25, 2013 the directors of the Company resolved to change the legal form of the Company from QIWI Limited to QIWI plc. The consolidated financial statements of QIWI plc and its subsidiaries for the year ended December 31, 2023 were authorized for issue by Board of Directors (BoD) on April 19, 2024.

QIWI plc and its subsidiaries (collectively the “Group”) operate electronic online payment systems primarily in Russia (until January 19, 2024 – see Note 29), Kazakhstan, Moldova, Belarus, United Arab Emirates (UAE) and other countries and provide consumer and small and medium enterprises (SME) financial services.

The Company was founded as a holding company as a part of the business combination transaction in which ZAO Ob’edinennya Sistema Momentalnykh Platezhey and ZAO e-port Group of entities were brought together by way of contribution to the Company. The transaction was accounted for as a business combination in which ZAO Ob’edinennya Sistema Momentalnykh Platezhey was identified as the acquirer.

The Company’s American Depositary Securities (ADS) have been listed on Nasdaq since May 3, 2013 and have been admitted to trading on MOEX since May 20, 2013. Prior to that time, there had been no public market for the Company’ ADSs or ordinary shares. Subsequently, the Company closed two follow-on offerings of its ADSs on October 3, 2013 and on June 20, 2014.

Sergey Solonin is the ultimate controlling shareholder of the Group as of December 31, 2023.

Information on the Company’s principal subsidiaries is disclosed in Note 5.